Earnings (Loss) Per Share (Details) - Schedule of Profit (Loss) Attributed to Ordinary Shareholders (Basic) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit Loss Attributed to Ordinary Shareholders Basic [Abstract]
Total comprehensive income (loss) for the year	$ (1,782)	$ (1,348)	$ 435